Cover	Aug. 17, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2021
Entity File Number	000-18730
Entity Registrant Name	DARKPULSE, INC.
Entity Central Index Key	0000866439
Entity Tax Identification Number	87-0472109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1345 Ave of the Americas, 2nd Floor,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	800
Local Phone Number	436-1436
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not applicable.
No Trading Symbol Flag	true
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	350 5th Ave.
Entity Address, Address Line Two	59th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018